Sparkline Intangible Value ETF
Schedule of Investments
February 28, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 4.5%
853	Boeing Co. (a)	$171,922
364	Lockheed Martin Corp.	172,631
317	Northrop Grumman Corp.	147,123
2,132	Raytheon Technologies Corp.	209,128
		700,804
Air Freight & Logistics - 0.8%
587	FedEx Corp.	119,290

Airlines - 1.1%
844	Alaska Air Group, Inc. (a)	40,369
2,064	Delta Air Lines, Inc. (a)	79,134
1,474	Southwest Airlines Co.	49,497
		169,000
Apparel Retail - 0.2%
2,521	Gap, Inc.	32,798

Apparel, Accessories & Luxury Goods - 0.4%
1,830	Levi Strauss & Co. - Class A	32,830
2,595	Under Armour, Inc. - Class A (a)	25,768
		58,598
Application Software - 5.9%
592	Adobe, Inc. (a)	191,778
524	Autodesk, Inc. (a)	104,114
2,101	Dropbox, Inc. - Class A (a)	42,860
181	HubSpot, Inc. (a)	70,022
73	MicroStrategy, Inc. - Class A (a)(b)	19,146
1,546	Nutanix, Inc. - Class A (a)	43,675
604	RingCentral, Inc. - Class A (a)	19,956
1,325	Salesforce, Inc. (a)	216,783
634	Splunk, Inc. (a)	64,985
520	Workday, Inc. - Class A (a)	96,444
770	Zoom Video Communications, Inc. - Class A (a)	57,434
		927,197
Asset Management & Custody Banks - 0.2%
1,878	Invesco Ltd. ADR (c)	33,166

Automobile Manufacturers - 1.6%
9,944	Ford Motor Co.	120,024
3,246	General Motors Co.	125,750
		245,774
Biotechnology - 3.9%
577	Amgen, Inc.	133,668
399	Biogen, Inc. (a)	107,674
613	Exact Sciences Corp. (a)	38,208
2,322	Exelixis, Inc. (a)	39,660
1,960	Gilead Sciences, Inc.	157,839
650	Natera, Inc. (a)	31,558
138	Regeneron Pharmaceuticals, Inc. (a)	104,938
		613,545

Sparkline Intangible Value ETF
Schedule of Investments (Continued)
February 28, 2023 (Unaudited)

Shares		Value
Cable & Satellite - 2.0%
244	Charter Communications, Inc. - Class A (a)	$89,697
5,219	Comcast Corp. - Class A	193,990
3,183	DISH Network Corp. - Class A (a)	36,318
		320,005
Communications Equipment - 3.3%
960	Ciena Corp. (a)	46,291
5,187	Cisco Systems, Inc.	251,155
355	F5, Inc. (a)	50,758
1,861	Juniper Networks, Inc.	57,282
403	Lumentum Holdings, Inc. (a)	21,685
362	Motorola Solutions, Inc.	95,137
		522,308
Computer & Electronics Retail - 0.4%
758	Best Buy Co., Inc.	62,997

Construction Machinery & Heavy Trucks - 0.6%
413	Cummins, Inc.	100,392

Construction & Engineering - 0.4%
667	AECOM	57,602

Consumer Finance - 2.6%
1,068	Ally Financial, Inc.	32,093
1,065	American Express Co.	185,299
1,008	Capital One Financial Corp.	109,953
779	Discover Financial Services	87,248
		414,593
Data Processing & Outsourced Services - 1.9%
1,422	Block, Inc. (a)	109,110
740	Genpact Ltd. ADR (c)	35,320
1,735	PayPal Holdings, Inc. (a)	127,696
2,334	Western Union Co.	30,249
		302,375
Department Stores - 0.6%
990	Kohl's Corp.	27,760
1,837	Macy's, Inc.	37,585
1,213	Nordstrom, Inc.	23,629
		88,974
Diversified Banks - 4.2%
6,803	Bank of America Corp.	233,343
2,722	Citigroup, Inc.	137,978
1,981	JPMorgan Chase & Co.	283,976
		655,297
Diversified Capital Markets - 0.4%
5,013	Deutsche Bank AG ADR (c)	62,462

Diversified Chemicals - 0.2%
1,134	Huntsman Corp.	33,272

Sparkline Intangible Value ETF
Schedule of Investments (Continued)
February 28, 2023 (Unaudited)

Shares		Value
Electrical Components & Equipment - 0.3%
1,450	SunPower Corp. (a)	$21,779
1,012	Sunrun, Inc. (a)	24,329
		46,108
Electronic Components - 0.6%
2,707	Corning, Inc.	91,903

Electronic Equipment & Instruments - 1.4%
474	Keysight Technologies, Inc. (a)	75,821
757	National Instruments Corp.	38,236
732	Trimble, Inc. (a)	38,108
210	Zebra Technologies Corp. - Class A (a)	63,053
		215,218
Electronic Manufacturing Services - 0.4%
706	Jabil, Inc.	58,619

General Merchandise Stores - 0.9%
886	Target Corp.	149,291

Health Care Distributors - 0.4%
910	Cardinal Health, Inc.	68,896

Health Care Equipment - 1.7%
2,210	Boston Scientific Corp. (a)	103,251
1,883	Medtronic PLC ADR (c)	155,912
		259,163
Health Care Facilities - 0.2%
617	Tenet Healthcare Corp. (a)	36,113

Health Care Services - 0.2%
388	DaVita, Inc. (a)	31,917

Health Care Technology - 0.2%
1,098	Teladoc Health, Inc. (a)	29,086

Household Appliances - 0.2%
271	Whirlpool Corp.	37,393

Housewares & Specialties - 0.2%
1,831	Newell Brands, Inc.	26,897

Human Resource & Employment Services - 0.2%
457	Robert Half International, Inc.	36,843

Industrial Conglomerates - 1.9%
1,105	3M Co.	119,053
2,030	General Electric Co.	171,961
		291,014

Sparkline Intangible Value ETF
Schedule of Investments (Continued)
February 28, 2023 (Unaudited)

Shares		Value
Integrated Telecommunication Services - 2.7%
10,643	AT&T, Inc.	$201,259
5,760	Verizon Communications, Inc.	223,546
		424,805
Interactive Media & Services - 6.4%
3,010	Alphabet, Inc. - Class A (a)	271,081
2,988	Alphabet, Inc. - Class C (a)	269,816
1,880	Meta Platforms, Inc. - Class A (a)	328,887
2,491	Pinterest, Inc. - Class A (a)	62,549
6,561	Snap, Inc. - Class A (a)	66,594
		998,927
Internet & Direct Marketing Retail - 4.2%
5,425	Amazon.com, Inc. (a)	511,198
1,807	eBay, Inc.	82,941
510	Etsy, Inc. (a)	61,919
		656,058
Internet Services & Infrastructure - 1.0%
727	Akamai Technologies, Inc. (a)	52,780
580	GoDaddy, Inc. - Class A (a)	43,912
903	Twilio, Inc. - Class A (a)	60,691
		157,383
Investment Banking & Brokerage - 2.5%
533	Goldman Sachs Group, Inc.	187,429
2,180	Morgan Stanley	210,370
		397,799
IT Consulting & Other Services - 3.5%
687	Accenture PLC - Class A ADR (c)	182,433
1,461	Cognizant Technology Solutions Corp. - Class A	91,502
1,306	DXC Technology Co. (a)	36,228
176	Gartner, Inc. (a)	57,695
1,461	International Business Machines Corp.	188,907
		556,765
Leisure Products - 0.7%
596	Hasbro, Inc.	32,786
1,728	Mattel, Inc. (a)	31,087
376	Polaris, Inc.	42,770
		106,643
Life & Health Insurance - 0.7%
1,085	Prudential Financial, Inc.	108,500

Life Sciences Tools & Services - 0.6%
362	Illumina, Inc. (a)	72,110
724	Syneos Health, Inc. (a)	29,119
		101,229
Motorcycle Manufacturers - 0.2%
753	Harley-Davidson, Inc.	35,805

Movies & Entertainment - 0.3%
662	Roku, Inc. (a)	42,825

Sparkline Intangible Value ETF
Schedule of Investments (Continued)
February 28, 2023 (Unaudited)

Shares		Value
Oil & Gas Equipment & Services - 1.2%
1,990	Halliburton Co.	$72,098
2,070	Schlumberger Ltd. ADR (c)	110,145
		182,243
Paper Packaging - 0.3%
1,262	International Paper Co.	45,924

Pharmaceuticals - 4.3%
2,496	Bristol-Myers Squibb Co.	172,124
363	Jazz Pharmaceuticals PLC ADR (a)(c)	50,965
2,247	Merck & Co., Inc.	238,721
5,085	Pfizer, Inc.	206,298
		668,108
Property & Casualty Insurance - 0.7%
817	Allstate Corp.	105,213

Real Estate Services - 1.0%
697	CBRE Group, Inc. - Class A (a)	59,343
239	Jones Lang LaSalle, Inc. (a)	41,696
1,265	Zillow Group, Inc. - Class A (a)	52,308
		153,347
Research & Consulting Services - 2.0%
665	Booz Allen Hamilton Holding Corp.	62,995
155	CACI International, Inc. - Class A (a)	45,415
542	Jacobs Solutions, Inc.	64,769
672	KBR, Inc.	37,034
658	Leidos Holdings, Inc.	63,872
371	Science Applications International Corp.	39,563
		313,648
Semiconductors - 6.9%
1,688	Advanced Micro Devices, Inc. (a)	132,643
6,843	Intel Corp.	170,596
2,411	Micron Technology, Inc.	139,404
1,307	NVIDIA Corp.	303,433
534	NXP Semiconductors N.V. ADR (c)	95,308
1,589	Qualcomm, Inc.	196,289
218	Silicon Laboratories, Inc. (a)	38,920
		1,076,593
Specialized Consumer Services - 0.2%
805	H&R Block, Inc.	29,624

Specialty Chemicals - 0.9%
1,263	DuPont de Nemours, Inc.	92,237
628	Eastman Chemical Co.	53,506
		145,743
Systems Software - 8.2%
591	Dolby Laboratories, Inc. - Class A	48,628
2,456	Microsoft Corp.	612,576
3,080	Oracle Corp.	269,192
750	Palo Alto Networks, Inc. (a)	141,278

Sparkline Intangible Value ETF
Schedule of Investments (Continued)
February 28, 2023 (Unaudited)

Shares		Value
238	ServiceNow, Inc. (a)	$102,856
1,043	VMware, Inc. - Class A (a)	114,866
		1,289,396
Technology Distributors - 0.2%
242	Arrow Electronics, Inc. (a)	28,554

Technology Hardware, Storage & Peripherals - 5.6%
3,705	Apple, Inc.	546,154
4,299	Hewlett Packard Enterprise Co.	67,107
3,115	HP, Inc.	91,955
986	NetApp, Inc.	63,646
1,750	Pure Storage, Inc. - Class A (a)	49,945
1,500	Western Digital Corp. (a)	57,720
		876,527
Trucking - 1.0%
2,543	Lyft, Inc. - Class A (a)	25,430
3,281	Uber Technologies, Inc. (a)	109,126
655	XPO, Inc. (a)	21,851
		156,407
	TOTAL COMMON STOCKS (Cost $15,851,926)	15,556,976

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%
17,427	First American Government Obligations Fund - Class X, 4.37% (d)	17,427
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $17,427)	17,427

MONEY MARKET FUNDS - 0.4%
69,822	First American Government Obligations Fund - Class X, 4.37% (d)	69,822
	TOTAL MONEY MARKET FUNDS (Cost $69,822)	69,822

	TOTAL INVESTMENTS (Cost $15,939,175) - 99.8%	15,644,225
	Other Assets in Excess of Liabilities - 0.2%	30,194
	TOTAL NET ASSETS - 100.0%	$15,674,419

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan as of February 28, 2023. Total loaned securities had a market value of $17,310 as of February 28, 2023.
(c)	Foreign issued security.
(d)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

SPARKLINE INTANGIBLE VALUE ETF

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of February 28, 2023,the Fund did not hold any securities valued by the valuation designee.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

SPARKLINE INTANGIBLE VALUE ETF

The following is a summary of the fair value classification of the Fund’s investments as of February 28, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Sparkline Intangible Value ETF
Assets*
Common Stocks	$15,556,976	$-	$-	$15,556,976
Investments Purchased with Proceeds from Securities Lending	17,427	-	-	17,427
Money Market Funds	69,822	-	-	69,822
Total Investments in Securities	$15,644,225	$-	$-	$15,644,225

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended February 28, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.